Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005470 | Top10HoldingAgilent TechnologiesBNY-00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005470 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005470 | Top10HoldingMettler-Toledo InternationalBNY-592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005470 | Top10HoldingTeradyneBNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005470 | Top10HoldingMACOM Technology Solutions HoldingsBNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005470 | Top10HoldingDatadogBNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005470 | Top10HoldingYum! BrandsBNY-988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005470 | Top10HoldingBurlington StoresBNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005470 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005470 | Top10HoldingAlnylam PharmaceuticalsBNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005470 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000005470 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000005470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000005470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005470 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005470 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005470 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005471 | Top10HoldingAgilent TechnologiesBNY-00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005471 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005471 | Top10HoldingMettler-Toledo InternationalBNY-592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005471 | Top10HoldingTeradyneBNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005471 | Top10HoldingMACOM Technology Solutions HoldingsBNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005471 | Top10HoldingDatadogBNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005471 | Top10HoldingYum! BrandsBNY-988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005471 | Top10HoldingBurlington StoresBNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005471 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005471 | Top10HoldingAlnylam PharmaceuticalsBNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005471 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000005471 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000005471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000005471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005471 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005471 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005471 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005472 | Top10HoldingAgilent TechnologiesBNY-00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005472 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005472 | Top10HoldingMettler-Toledo InternationalBNY-592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005472 | Top10HoldingTeradyneBNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005472 | Top10HoldingMACOM Technology Solutions HoldingsBNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005472 | Top10HoldingDatadogBNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005472 | Top10HoldingYum! BrandsBNY-988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005472 | Top10HoldingBurlington StoresBNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005472 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005472 | Top10HoldingAlnylam PharmaceuticalsBNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005472 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000005472 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000005472 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000005472 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005472 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005472 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005472 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005472 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005472 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005472 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159676 | Top10HoldingAgilent TechnologiesBNY-00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159676 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159676 | Top10HoldingMettler-Toledo InternationalBNY-592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159676 | Top10HoldingTeradyneBNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159676 | Top10HoldingMACOM Technology Solutions HoldingsBNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159676 | Top10HoldingDatadogBNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159676 | Top10HoldingYum! BrandsBNY-988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159676 | Top10HoldingBurlington StoresBNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159676 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159676 | Top10HoldingAlnylam PharmaceuticalsBNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159676 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000159676 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000159676 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000159676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000159676 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159676 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159676 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159676 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159676 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159676 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219320 | Top10HoldingAgilent TechnologiesBNY-00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219320 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219320 | Top10HoldingMettler-Toledo InternationalBNY-592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219320 | Top10HoldingTeradyneBNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219320 | Top10HoldingMACOM Technology Solutions HoldingsBNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219320 | Top10HoldingDatadogBNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219320 | Top10HoldingYum! BrandsBNY-988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219320 | Top10HoldingBurlington StoresBNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219320 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219320 | Top10HoldingAlnylam PharmaceuticalsBNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000219320 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000219320 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000219320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000219320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219320 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219320 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219320 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219320 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%